Subsequent Events (Details) - USD ($)				1 Months Ended			12 Months Ended
	Mar. 06, 2023	Feb. 06, 2023	Jan. 17, 2023	Feb. 28, 2023	Feb. 23, 2023	Feb. 22, 2023	Dec. 31, 2022	Aug. 22, 2023	Jan. 06, 2023
Subsequent Events (Details) [Line Items]
Accrue interest rate							7.75%
Gross proceeds							$ 3,000,000
Warrants expire term							5 years
Common stock outstanding percentage							4.99%
Excess percentage							9.99%
Ownership percentage							19.99%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan payable									$ 5,507,333
Aggregate amount			$ 50,000
Operating expenses percentage		10.00%
Installment amount					$ 2,000,000			$ 1,000,000
Conversion price, per share (in Dollars per share)						$ 0.5
Unencumbered cash						$ 2,000,000
Revenue					$ 75,000,000
Employees percentage				60.00%
Aggregate principal amount	$ 2,900,000
Warrants	530,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Warrants	$ 580,000
Exercise price, per share (in Dollars per share)	$ 0.5
Convertible Notes Payable [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount	$ 10,000,000
Warrants	2,650,000
Convertible Notes Payable [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Warrants	$ 2